CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	$ 1,495.6	$ 1,494.3	$ 1,557.2	$ 1,533.4	$ 1,418.6	$ 1,452.9	$ 1,492.2	$ 1,518.8	$ 6,080.5	$ 5,882.5	$ 6,692.9
Cost of products sold (a)									5,253.1	5,099.7	6,253.3
Selling and administrative expenses (exclusive of items shown separately below)									284.9	279.1	262.9
Depreciation									226.0	216.6	216.0
Charge (credit) for termination of pellet agreement and related transportation costs									(19.3)	69.5	0.0
Asset impairment charge									75.6	0.0	0.0
Charge for facility idling									0.0	0.0	28.1
Total operating costs									5,820.3	5,664.9	6,760.3
Operating profit	(52.3)	66.3	116.5	129.7	42.3	89.6	69.0	16.7	260.2	217.6	(67.4)
Interest expense									152.3	163.9	173.0
Pension and OPEB expense (income)									(71.9)	16.5	58.9
Impairment of Magnetation investment									0.0	0.0	(256.3)
Impairment of AFSG investment									0.0	0.0	(41.6)
Other income (expense)									(17.1)	(4.9)	1.4
Income (loss) before income taxes									162.7	32.3	(595.8)
Income tax expense (benefit)									(2.2)	(16.9)	(6.3)
Net income (loss)									164.9	49.2	(589.5)
Less: Net income attributable to noncontrolling interests									61.4	66.0	62.8
Net income (loss) attributable to AK Steel Holding Corporation	$ (80.4)	$ 22.3	$ 77.2	$ 84.4	$ (46.7)	$ 27.8	$ 27.8	$ (25.7)	$ 103.5	$ (16.8)	$ (652.3)
Basic and diluted earnings per share:
Basic earnings (loss) per share (in dollars per share)	$ (0.26)	$ 0.07	$ 0.25	$ 0.27					$ 0.33	$ (0.07)	$ (3.67)
Earnings Per Share, Diluted (in dollars per share)	$ (0.26)	$ 0.07	$ 0.24	$ 0.26					$ 0.32	$ (0.07)	$ (3.67)